Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Loss before income taxes	$(33,818,874)	$(36,677,299)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$(8,962,002)	$(9,719,484)
Non-taxable income or non-deductible expenses	1,913,602	3,222,344
Tax rate differential and other	(38,300)	(25,426)
Unapplied non-capital losses	7,086,700	6,522,566
	$—	$—

Schedule of significant components of the deferred tax assets and liabilities

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Unrecognized deferred tax assets: Non-capital losses carried forward	$161,871,672	$137,626,777
Share issue costs	176,606	177,577
Scientific Research & Experimental Development	15,132,426	12,340,372
Total unrecognized deferred tax asset	$177,180,704	$150,144,726

Schedule of tax losses expiration year

2036	$1,368,251
2037	5,394,543
2038	636,497
2039	9,573,962
2040	15,090,249
2041	26,175,446
2042	29,473,150
2043	22,786,484
2044	24,630,208
2045	26,742,882
$161,871,672